Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Main Investments in Common Shares of Associates	As of December 31, 2022 and 2021, the investments in common shares of associates and joint ventures were as follows:

	Activity	Country	%	2022	2021
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$306	269
Concrete Supply Co. LLC	Concrete	United States	40.0	96	90
Lehigh White Cement Company	Cement	United States	36.8	76	69
Neoris N.V. 1	Technology	The Netherlands	34.8	62	—
Société d’Exploitation de Carrières	Aggregates	France	50.0	23	22
Société Méridionale de Carrières	Aggregates	France	33.3	12	12
Other companies	—	—	—	65	73

				$640	535

Out of which:
Acquisition cost				$302	303
Equity method recognition				$338	232

Summary of Combined Condensed Statement of Financial Position
Combined condensed statement of financial position information of CEMEX’s equity accounted investees as of December 31, 2022 and 2021 is set forth below:

	2022	2021
Current assets	$1,603	1,424
Non-current assets	1,699	1,718

Total assets	3,302	3,142

Current liabilities	468	532
Non-current liabilities	774	737

Total liabilities	1,242	1,269

Total net assets	$2,060	1,873

Summary of Combined Selected Information of the Statements of Operations
Combined selected information of the statements of operations of CEMEX’s equity accounted investees in 2022, 2021 and 2020 is set forth below:

	2022	2021	2020
Revenues	$2,319	1,801	1,759
Operating earnings	398	312	296
Income before income tax	268	219	175
Net income	186	153	128

Summary of Share of Profit of Equity Accounted Investees by Reportable Segment
The share of equity accounted investees by reportable segment in the statements of operations for 2022, 2021 and 2020 is detailed as follows:

	2022	2021	2020
Mexico	$39	28	30
United States	17	18	15
EMEAA	8	8	6
Corporate and others	(34)	—	(2)

	$30	54	49

Summary of Other Investments and Non-current Accounts Receivable
As of December 31, 2022 and 2021, consolidated other investments and non-current
accounts receivable were summarized as follows:

	2022	2021
Non-current accounts receivable 1	$228	204
Investments in strategic equity securities 2	5	14
Non-current portion of valuation of derivative financial instruments (note 17.4)	57	22
Investments at fair value through the income statement 3	3	3

	$293	243

1
Includes, among other items: a) accounts receivable from investees and joint ventures of $33 in 2022 and $21 in 2021, b) advances to suppliers of fixed assets of $58 in 2022 and $35 in 2021, c) employee prepaid compensation of $12 in 2022 and $7 in 2021, and d) warranty deposits of $21 in 2022 and $27 in 2021.

2	These investments are recognized at fair value through other comprehensive income.
3	Refers to investments in private funds. In 2022 and 2021, no contributions were made to such private funds.